Vanguard Total World Bond ETF

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Bond Fund (48.9%)
Vanguard Total Bond Market ETF	1,380,323	116,347

International Bond Fund (51.1%)
Vanguard Total International Bond ETF	2,086,447	121,348
Total Investment Companies (Cost $229,673)		237,695
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.841% (Cost $12)	119	12
Total Investments (100.0%) (Cost $229,685)		237,707
Other Assets and Liabilities - Net (0.0%)		(1)
Net Assets (100%)		237,706

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At November 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
Aug. 31,		Proceeds	Realized	Change in		Capital Gain	Nov. 30,
2019	Purchases	from	Net	Unrealized		Distributions	2019
Market	at Cost	Securities	Gain	App. (Dep.)	Income	Received	Market

Vanguard Total World Bond ETF

	Value		Sold	Loss				Value
	($000)	($000)[1]	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13	NA2	NA2	—	—	1	—	12
Vanguard Total Bond
Market ETF	77,146	41,143	1,279	(4)	(659)	570	—	116,347
Vanguard Total
International Bond ETF	82,757	42,231	2,184	(9)	(1,447)	245	—	121,348
Total	159,916	83,374	3,463	(13)	(2,106)	816	—	237,707
1 Includes $79,927,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2 Not applicable—purchases and sales are for temporary cash investment purposes.